Inventories (Details) - USD ($) $ in Thousands	Feb. 28, 2025	Aug. 31, 2024
Notes and other explanatory information [abstract]
Ore stockpile	$ 6,232	$ 4,533
Gold in circuit	1,123	837
Gold doré	5	55
Total precious metals inventories	7,360	5,425
Supplies	1,694	824
Total inventories	$ 9,054	$ 6,249